SCHEDULE OF VALUATION OF WARRANTS (Details)		9 Months Ended		12 Months Ended
	Nov. 04, 2021 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate			1.50%	1.50%
Expected life of options			10 years	10 years
Expected annualized volatility			96.56%	96.56%
Dividend rate
Weighted average fair value of options granted			$ 10.17
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend rate		4.58		3.79
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life of options		3 months 29 days		1 year
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend rate		73.12		135.59
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend rate
Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average fair value of options granted		$ 0.00		$ 1.46
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate	0.98%	0.98%		3.79%
Expected life of options	2 years	2 years		1 year
Expected annualized volatility	153.02%	153.02%		135.59%
Dividend rate	0.00%	0.00%		0.00%
Weighted average fair value of options granted	$ 11.45			$ 1.46